Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2011
Accumulated other comprehensive income

33. Accumulated other comprehensive income

The cumulative balances included in accumulated other comprehensive income are:

	As of March 31,
	2010		2011		2011
	(In millions)

Net unrealized loss on available for sale securities	Rs.	(183.3)	Rs.	(5,661.0)	US$	(127.1)
Foreign currency translation reserve		(15.4)		(51.5)		(1.2)

	Rs.	(198.7)	Rs.	(5,712.5)	US$	(128.3)